Employee Benefits - Schedule of Defined Contribution Plan in Respect of its Employees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Defined Contribution Plan in Respect of its Employees [Abstract]
Amount recognized as expense in respect of defined contribution plan	$ 322	$ 401	$ 390